Pioneer Fund

Schedule of Investments | March 31, 2020

Ticker Symbols: Class A PIODX Class C PCODX Class K PIOKX Class R PIORX Class Y PYODX

Schedule of Investments | 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.7%
	COMMON STOCKS - 98.7% of Net Assets
	Air Freight & Logistics - 3.2%
1,486,332	United Parcel Service, Inc., Class B	$138,853,135
	Total Air Freight & Logistics	$138,853,135
	Banks - 5.7%
6,708,106	Bank of America Corp.	$142,413,090
3,625,242	Wells Fargo & Co.	104,044,446
	Total Banks	$246,457,536
	Beverages - 1.6%
356,745	Coca-Cola Co.	$15,785,966
449,377	PepsiCo., Inc.	53,970,178
	Total Beverages	$69,756,144
	Biotechnology - 2.1%
269,963(a)	Biogen, Inc.	$85,410,894
20,852(a)	Regeneron Pharmaceuticals, Inc.	10,181,823
	Total Biotechnology	$95,592,717
	Capital Markets - 6.0%
135,196	BlackRock, Inc.	$59,482,184
620,238	CME Group, Inc.	107,245,353
386,726	S&P Global, Inc.	94,767,206
	Total Capital Markets	$261,494,743
	Chemicals - 3.2%
1,354,183	International Flavors & Fragrances, Inc.	$138,235,001
	Total Chemicals	$138,235,001
	Consumer Discretionary - 5.0%
1,372,069	NIKE, Inc., Class B	$113,524,989
1,560,865	Starbucks Corp.	102,611,265
	Total Consumer Discretionary	$216,136,254
	Diversified Telecommunication Services - 4.9%
4,009,835	Verizon Communications, Inc.	$215,448,435
	Total Diversified Telecommunication Services	$215,448,435
	Electric Utilities - 1.1%
646,851	Eversource Energy	$50,590,217
	Total Electric Utilities	$50,590,217
	Energy Equipment & Services - 0.6%
2,051,502	Schlumberger, Ltd.	$27,674,762
	Total Energy Equipment & Services	$27,674,762
	Entertainment - 2.4%
1,075,977	Walt Disney Co.	$103,939,378
	Total Entertainment	$103,939,378
	Equity Real Estate Investment Trusts (REIT) - 0.5%
101,739	Essex Property Trust, Inc.	$22,406,997
	Total Equity Real Estate Investment Trusts (REIT)	$22,406,997
	Financials - 0.9%
1,120,211	Charles Schwab Corp.	$37,661,494
	Total Financials	$37,661,494
	Food & Staples Retailing - 2.8%
1,060,726	Walmart, Inc.	$120,519,688
	Total Food & Staples Retailing	$120,519,688
	Food Products - 0.6%
183,792	McCormick & Co., Inc.	$25,953,268
	Total Food Products	$25,953,268
	Health Care - 3.5%
1,166,285	Johnson & Johnson	$152,934,952
	Total Health Care	$152,934,952
	Health Care Equipment & Supplies - 4.0%
817,531	Danaher Corp.	$113,154,466
686,895	Medtronic Plc	61,944,191
	Total Health Care Equipment & Supplies	$175,098,657
	Health Care Providers & Services - 0.5%
89,977	Anthem, Inc.	$20,428,378
	Total Health Care Providers & Services	$20,428,378
	Hotels, Restaurants & Leisure - 0.3%
87,526	McDonald's Corp.	$14,472,424
	Total Hotels, Restaurants & Leisure	$14,472,424
	Industrial Conglomerates - 0.3%
112,546	Honeywell International, Inc.	$15,057,529
	Total Industrial Conglomerates	$15,057,529
	Insurance - 0.4%
497,691	Hartford Financial Services Group, Inc.	$17,538,631
	Total Insurance	$17,538,631
	Interactive Media & Services - 9.7%
203,853(a)	Alphabet, Inc.	$236,866,993

Shares		Value
	Interactive Media & Services – (continued)
1,130,967(a)	Facebook, Inc.	$188,645,296
	Total Interactive Media & Services	$425,512,289
	Internet & Direct Marketing Retail - 5.6%
126,350(a)	Amazon.com, Inc.	$246,347,122
	Total Internet & Direct Marketing Retail	$246,347,122
	IT Services - 2.5%
683,415	Visa, Inc.	$110,111,825
	Total IT Services	$110,111,825
	Life Sciences Tools & Services - 2.1%
1,196,594	Agilent Technologies, Inc.	$85,700,062
34,688(a)	Waters Corp.	6,314,950
	Total Life Sciences Tools & Services	$92,015,012
	Oil, Gas & Consumable Fuels - 0.2%
265,335	EOG Resources, Inc.	$9,530,833
	Total Oil, Gas & Consumable Fuels	$9,530,833
	Pharmaceuticals - 5.3%
6,937,453(a)	Elanco Animal Health, Inc.	$155,329,573
985,216	Merck & Co., Inc.	75,802,519
	Total Pharmaceuticals	$231,132,092
	Road & Rail - 3.9%
1,218,989	Union Pacific Corp.	$171,926,209
	Total Road & Rail	$171,926,209
	Semiconductors & Semiconductor Equipment - 5.8%
564,796	Analog Devices, Inc.	$50,633,962
301,534	Lam Research Corp.	72,368,160
517,972(a)	Micron Technology, Inc.	21,785,902
410,903	NVIDIA Corp.	108,314,031
	Total Semiconductors & Semiconductor Equipment	$253,102,055
	Software - 5.4%
1,490,772	Microsoft Corp.	$235,109,652
	Total Software	$235,109,652
	Specialty Retail - 4.0%
940,951	Home Depot, Inc.	$175,684,961
	Total Specialty Retail	$175,684,961
	Technology Hardware, Storage & Peripherals - 4.6%
784,128	Apple, Inc.	$199,395,909
	Total Technology Hardware, Storage & Peripherals	$199,395,909
	TOTAL COMMON STOCKS
	(Cost $3,989,789,890)	$4,316,118,299
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.7%
	(Cost $3,989,789,890)	$4,316,118,299
	OTHER ASSETS AND LIABILITIES - 1.3%	$57,823,387
	NET ASSETS - 100.0%	$4,373,941,686

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,316,118,299	$–	$–	$4,316,118,299
Total Investments in Securities	$4,316,118,299	$–	$–	$4,316,118,299

During the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.